Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement
(3)
Fair Value Measurement

The fair value of assets and liabilities is determined by using a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity, and the reporting entity’s own assumptions about market participant assumptions based on the best information available in the circumstances.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, essentially an exit price.

The three levels of the fair value hierarchy are described as follows:

Level 1 – Inputs are quoted prices, unadjusted, in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 – Inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. A Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 – Inputs are unobservable and reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Assets at fair value as of December 31, 2025
	Total	Level 1	Level 2	Level 3
Common/collective trust funds	$1,220,829,081	$—	$1,220,829,081	$—
Money market funds	89,127	89,127	—	—
Mutual funds	423,577,200	423,577,200	—	—
Participant self-directed brokerage account	201,060,562	201,060,562	—	—
BAT Stock Fund:
BAT American Depository Shares	147,840,765	147,840,765	—	—
Fidelity money market fund	2,702,938	2,702,938	—	—
Total BAT Stock Fund	150,543,703	150,543,703	—	—
Stable value collective trust fund	243,095,162	—	243,095,162	—

Total investments at fair value	$2,239,194,835	$775,270,592	$1,463,924,243	$—

	Assets at fair value as of December 31, 2024
	Total	Level 1	Level 2	Level 3
Common/collective trust funds	$651,401,086	$—	$651,401,086	$—
Money market funds	105,409	105,409	—	—
Mutual funds	808,872,959	808,872,959	—	—
Participant self-directed brokerage account	175,264,994	175,264,994	—	—
BAT Stock Fund:
BAT American Depository Shares	99,635,022	99,635,022	—	—
Fidelity money market fund	1,652,804	1,652,804	—	—
Total BAT Stock Fund	101,287,826	101,287,826	—	—
Stable value collective trust fund	265,563,658	—	265,563,658	—

Total investments at fair value	$2,002,495,932	$1,085,531,188	$916,964,744	$—

Following is a description of the valuation methodologies used for assets measured at fair value:

Common/collective trust funds – These funds are valued using a net asset value, referred to as NAV, provided and published by the administrator of the fund. The NAV is the basis for current transactions at fair value. The NAV is based on the value of the underlying assets owned by the fund, less its liabilities, and then divided by the number of shares outstanding. The Plan has the ability to redeem its investments in the funds at the NAV at the valuation date. There are no significant restrictions, redemption terms, or holding periods which would limit the ability of the Plan or the participants to transact at the NAV. Participant transactions may occur daily. If the Plan initiates a large divestment, the issuer reserves the right to require up to a 3 days’ notice.

Money market funds and mutual funds – Valued at the closing price reported on the active market on which the individual securities are traded.

Participant self-directed brokerage account – This account consists primarily of mutual funds and common stocks that are valued at the closing price reported on the active market on which the individual securities are traded.

BAT Stock Fund – The fair value of the BAT Stock Fund is based on the combined year end closing price of British American Tobacco p.l.c. American Depository Shares and monies held in a Fidelity money market fund used to meet daily liquidity needs. Both securities are valued based on the quoted market price of shares trading in active markets held by the Plan at year end. The BAT Stock Fund is tracked on a unitized basis, which allows for daily settling of trades by participants.

Stable value collective trust fund – This option is composed of a stable value collective trust fund which is valued at the net asset value of units of the collective trust. The net asset value, referred to as NAV, is the basis for current transactions at fair value. The NAV is based on the value of the underlying assets owned by the fund, less its liabilities, and then divided by the number of shares outstanding. The NAV of the fund is calculated daily, and net investment income and realized and unrealized gains on investments are not distributed but rather reinvested and reflected in the net asset value of the fund. There are no significant restrictions, redemption terms, or holding periods which would limit the ability of the Plan or the participants to transact at the NAV. Participant transactions may occur daily. If the Plan initiates a full redemption, the issuer reserves the right to require 12 months’ notification in order to ensure that security liquidations will be carried out in an orderly manner.

For the years ended December 31, 2025 and 2024, there were no changes in the fair value hierarchy methodology and no transfers of assets between levels within the fair value hierarchy.